Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables

Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables (*)	32,649	32,753	20,337
Social security costs payables	2,967	3,598	4,477
VAT payables	1	2	314
Taxes payables	286	487	319
Other payables	71	527	569
TOTAL	35,974	37,368	26,015

Trade and other payables - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables	32,649	32,753	20,337
Social security costs payables	2,967	3,598	4,477
VAT payables	1	2	314
Taxes payables	286	487	319
Other payables	71	76	118
TOTAL	35,974	36,917	25,564

Trade and other payables - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables	—	—	—
Social security costs payables	—	—	—
VAT payables	—	—	—
Taxes payables	—	—	—
Other payables	(0)	450	451
TOTAL	(0)	450	451

(*) Of which : Accrued expenses	19,395	18,682	13,809